Derivative financial instruments - Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in the income statement	£ (5)	£ (43)	£ 71
Cash flow hedges [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	375
Balance in cash flow hedge reserve for continuing hedges	(44)
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	(827)
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	334
Hedge ineffectiveness recognised in the income statement	(5)
Hedges of net investment [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	744
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	1,646
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	327
Hedging gains or losses recognised in other comprehensive income	744
Hedge ineffectiveness recognised in the income statement	(1)
Hedges of net investment [member] | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	719
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	1,648
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	719
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	0
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	1
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	86
Hedging gains or losses recognised in other comprehensive income	0
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | ZAR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	0
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	(1)
Hedging gains or losses recognised in other comprehensive income	0
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | CAD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	0
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	1
Hedging gains or losses recognised in other comprehensive income	0
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | CHF foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	4
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	53
Hedging gains or losses recognised in other comprehensive income	4
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | HKD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	2
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	23
Hedging gains or losses recognised in other comprehensive income	2
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | JPY foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	14
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	77
Hedging gains or losses recognised in other comprehensive income	14
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | MXN foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	21
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	(14)
Hedging gains or losses recognised in other comprehensive income	21
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | SEK foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(13)
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	13
Hedging gains or losses recognised in other comprehensive income	(13)
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | SGD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	1
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	78
Hedging gains or losses recognised in other comprehensive income	1
Hedge ineffectiveness recognised in the income statement	£ (1)
Line item in the statement of comprehensive used to recognised ineffectiveness	Net interest income
Hedges of net investment [member] | TWD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 0
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	2
Hedging gains or losses recognised in other comprehensive income	0
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | BRL foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(4)
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	(3)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	(4)
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | CNY foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	0
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	2
Hedging gains or losses recognised in other comprehensive income	0
Hedge ineffectiveness recognised in the income statement	0
Hedges of net investment [member] | INR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	0
Balance in cash flow hedge reserve for continuing hedges	0
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	7
Hedging gains or losses recognised in other comprehensive income	0
Hedge ineffectiveness recognised in the income statement	£ 0